Janus Investment Fund

Janus Emerging Markets Fund

Supplement dated August 3, 2012
to Currently Effective Prospectuses

Effective August 20, 2012, the following replaces the corresponding information for Janus Emerging Markets Fund (the “Fund”) in the Prospectus.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of the Fund’s Prospectus:

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Janus Capital Singapore Pte. Limited

Portfolio Managers: Wahid Chammas is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Hiroshi Yoh is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since August 2012.

2.	The following pertains to the “Management of the Funds” section of the Fund’s Prospectus:

The following replaces in its entirety the last sentence of the first paragraph under “Management Expenses”:

Janus Capital pays Janus Singapore a subadvisory fee from its investment advisory fee for managing Janus Asia Equity Fund and Janus Emerging Markets Fund.

The following replaces in its entirety the corresponding information found under the “Subadviser” section:

SUBADVISER

Janus Capital Singapore Pte. Limited (“Janus Singapore”) serves as subadviser to Janus Asia Equity Fund and Janus Emerging Markets Fund, and has served in such capacity since Janus Asia Equity Fund’s inception and since August 2012 for Janus Emerging Markets Fund. Janus Singapore, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811, has been in the investment advisory business since 2011 and provides day-to-day management of Janus Asia Equity Fund’s portfolio operations and a portion of Janus Emerging Markets Fund’s investment operations. Janus Singapore is a wholly-owned subsidiary of Janus Capital.

The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectus related to the portfolio management of the Fund:

Janus Emerging Markets Fund

Co-Portfolio Managers Wahid Chammas, Matt Hochstetler, and Hiroshi Yoh are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Wahid Chammas is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since inception. Mr. Chammas is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. He joined Janus Capital in January 2005 as an equity research analyst. Mr. Chammas holds a Bachelor of Arts degree (summa cum laude) in Biology from Amherst College where he was a member of Phi Beta Kappa.

Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since inception. Mr. Hochstetler is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. He joined Janus Capital in June 2005 as a research intern and became a full time member of the investment team in July 2006. Prior to joining Janus Capital, Mr. Hochstetler attended Harvard Business School from 2004 to 2006. Mr. Hochstetler holds a Bachelor of Science degree (magna cum laude) in Foreign Service from Georgetown University, School of Foreign Service, where he was a member of Phi Beta Kappa.

He also holds a Master’s degree in Business Administration from Harvard Business School where he was a Baker Scholar.

Hiroshi Yoh is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since August 2012. He is also Portfolio Manager of other Janus accounts. Mr. Yoh joined Janus Capital in April 2011. Prior to joining Janus Capital, Mr. Yoh was the Chief Investment Officer and a portfolio manager with Tokio Marine Asset Management International Pte. Ltd., a Singapore-based asset management firm from 1999 to 2011. Mr. Yoh holds a Master of Economics degree from the Graduate School of Business Administration and Political Sciences of Tsukuba University, and is a Professional Chartered Member of the Security Analysts Association of Japan. He has also completed the Harvard Advanced Management Program.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Emerging Markets Fund

Supplement dated August 3, 2012
to Currently Effective Statement of Additional Information

Effective August 20, 2012, the following applies to Janus Emerging Markets Fund (the “Fund”) in the Statement of Additional Information (“SAI”).

1.	The following replaces in its entirety the corresponding information found under “Subadvisers” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section:

Funds subadvised by Janus Singapore. Janus Capital Singapore Pte. Limited (“Janus Singapore”) is the investment subadviser for Janus Asia Equity Fund and for a portion of Janus Emerging Markets Fund.

2.	The following pertains to the Investment Adviser and Subadvisers section:

The table found on page 42 is modified as follows, and the corresponding footnote (13) is added:

Base Fee Rate (%)
Fund Name	Benchmark Index	(annual rate)
Janus Emerging Markets Fund	MSCI Emerging Markets IndexSM(10)	1.00(13)

(13)	Janus Capital pays Janus Singapore, the Fund’s subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital and Janus Singapore, on behalf of the Fund. The subadvisory fee paid by Janus Capital to Janus Singapore adjusts up or down based on the Fund’s performance relative to its benchmark index over the performance measurement period. Under the Sub-Advisory Agreement, Janus Capital pays Janus Singapore a fee equal to 1/3 of the investment advisory fee paid by the Fund to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital).

The following paragraph is added as the last paragraph to the “Examples: Janus Emerging Markets Fund” discussion found on page 49:

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Janus Singapore, on behalf of Janus Emerging Markets Fund, Janus Capital pays Janus Singapore a fee equal to 1/3 of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Janus Singapore will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on the Fund’s Class A Shares’ (waiving the upfront sales load) performance compared to the investment record of the MSCI Emerging Markets Indexsm.

The following replaces in its entirety the corresponding information under “Subadvisers,” “Janus Capital Singapore Pte. Limited,” and “Performance-Based Subadvisory Fee” found on pages 53 and 54:

SUBADVISERS
Janus Capital has entered into Sub-Advisory Agreements on behalf of Janus Asia Equity Fund, Janus Emerging Markets Fund, and Perkins Global Value Fund.

JANUS CAPITAL SINGAPORE PTE. LIMITED
Janus Capital has entered into Sub-Advisory Agreements with Janus Capital Singapore Pte. Limited, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811, on behalf of Janus Asia Equity Fund and Janus Emerging Markets Fund.

Janus Singapore has been in the investment advisory business since 2011. Janus Singapore also serves as subadviser to offshore investment funds. Janus Singapore is a wholly-owned subsidiary of Janus Capital.

Under the Sub-Advisory Agreements between Janus Capital and Janus Singapore, Janus Singapore is responsible for the day-to-day investment operations of Janus Asia Equity Fund and for a portion of Janus Emerging Markets Fund’s investment operations. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust’s registration statement. Janus Singapore: (i) manages the investment operations of the Funds; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Funds, their condition, investment decisions and considerations; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Funds; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports. The Sub-Advisory Agreements provide that Janus Singapore shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreements and except to the extent otherwise provided by law.

Under the Sub-Advisory Agreements, Janus Capital pays Janus Singapore a fee equal to 50% of the advisory fee payable by Janus Asia Equity Fund and a fee equal to 1/3 of the advisory fee payable by Janus Emerging Markets Fund to Janus Capital (net of any performance fee adjustment, reimbursement of expenses incurred, or fees waived by Janus Capital).

The Sub-Advisory Agreements with Janus Singapore on behalf of Janus Asia Equity Fund and Janus Emerging Markets Fund will continue in effect for an initial term through February 2013 and February 2014, respectively, and then from year to year thereafter if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Funds, and in either case by vote of a majority of the Independent Trustees of the Funds. The Sub-Advisory Agreements are subject to termination at any time by the Trustees or a majority of outstanding voting securities of the Fund, upon 60 days advance written notice, or by Janus Capital or Janus Singapore by giving 90 days’ advance written notice to the other party (Janus Singapore shall allow up to an additional 90 days at the request of Janus Capital or the Trust in order to find a replacement for Janus Singapore) or by Janus Capital or the Trust without advance notice if Janus Singapore is unable to discharge its duties and obligations. Each Fund’s Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of each Fund’s respective Investment Advisory Agreement.

PERFORMANCE-BASED SUBADVISORY FEE
Janus Asia Equity Fund and Janus Emerging Markets Fund each have an investment advisory fee rate that adjusts up or down based upon the performance of each Fund’s Class A Shares (waiving the upfront sales load) relative to the cumulative performance of the MSCI All Country Asia ex-Japan Index for Janus Asia Equity Fund and the MSCI Emerging Markets Indexsm for Janus Emerging Markets Fund over a performance measurement period. Any performance adjustment commenced January 2012 for Janus Emerging Markets Fund, and August 1, 2012 for Janus Asia Equity Fund. Until that time, only the fixed rate applied. In accordance with the Sub-Advisory Agreement on behalf of Janus Asia Equity Fund, Janus Singapore receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from the Fund (net of any performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital). In accordance with the Sub-Advisory Agreement on behalf of Janus Emerging Markets Fund, Janus Singapore receives a fee from Janus Capital equal to 1/3 of the advisory fee payable to Janus Capital from the Fund (net of any performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

The “Subadvisory Fees” table found on page 55 is modified as follows and the paragraph following the table is replaced in its entirety as noted:

Fund Name	Subadviser	Contractual Rate (%)
Global & International
Janus Emerging Markets Fund	Janus Singapore	0.33(1	)(2)

(1)	Prior to any performance adjustment, if applicable.
(2)	Prior to any fee reimbursement, if applicable.

Janus Asia Equity Fund and Janus Emerging Markets Fund pay no fees directly to Janus Singapore, and Perkins Global Value Fund pays no fees directly to Perkins. Janus Capital pays these subadvisory fees out of each Fund’s respective advisory fees.

The following replaces in its entirety the sixth paragraph found under “Additional Information About Janus Capital and the Subadvisers”:

Janus Singapore, the subadviser for Janus Asia Equity Fund and for a portion of Janus Emerging Markets Fund, and Perkins, the subadviser for Perkins Global Value Fund, may buy and sell securities or engage in other investments on behalf of multiple clients, including the Funds. Janus Singapore and Perkins seek to allocate trades among their clients on an equitable basis, taking into consideration such factors as the size of the client’s portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

3.	The following pertains to the Portfolio Transactions and Brokerage section:

The first two sentences of the first paragraph are replaced in their entirety as follows:

Janus Capital places all portfolio transactions of the Funds, except for Janus Asia Equity Fund, a portion of Janus Emerging Markets Fund, and Perkins Global Value Fund. With respect to Janus Asia Equity Fund and a portion of Janus Emerging Markets Fund, Janus Capital places all portfolio transactions solely upon Janus Singapore’s direction.

The last sentence of the sixth paragraph is replaced in its entirety as follows:

Janus Singapore and Perkins may make their own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Janus Singapore’s and Perkins’ clients, including Janus Asia Equity Fund, a portion of Janus Emerging Markets Fund, and Perkins Global Value Fund.

4.	The following replaces in its entirety the corresponding information found under “Officers” in the Trustees and Officers section:

Hiroshi Yoh 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Portfolio Manager Janus Asia Equity Fund Executive Vice President and Co-Portfolio Manager Janus Emerging Markets Fund	7/11 - Present 8/12 - Present	Formerly, Chief Investment Officer and a portfolio manager with Tokio Marine Asset Management International Pte. Ltd., a Singapore-based asset management firm (1999-2011).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Emerging Markets Fund

Class N Shares

Supplement dated August 3, 2012
to Currently Effective Statement of Additional Information

Effective August 20, 2012, the following applies to Janus Emerging Markets Fund (the “Fund”) in the Statement of Additional Information (“SAI”).

1.	The following paragraph is added under “Subadviser” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section:

Fund subadvised by Janus Singapore. Janus Capital Singapore Pte. Limited (“Janus Singapore”) is the investment subadviser for a portion of Janus Emerging Markets Fund.

2.	The following pertains to the Investment Adviser and Subadviser section:

The following replaces in its entirety the last sentence of the third paragraph:

As discussed in this section, Janus Capital has delegated certain management duties for certain Funds to Janus Singapore and Perkins pursuant to subadvisory agreements (“Sub-Advisory Agreements”) between Janus Capital and each subadviser.

The table found on page 40 is modified as follows, and the corresponding footnote (10) is added:

Base Fee Rate (%)
Fund Name	Benchmark Index	(annual rate)
Janus Emerging Markets Fund	MSCI Emerging Markets IndexSM(9)	1.00(10)

(10)	Janus Capital pays Janus Singapore, the Fund’s subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital and Janus Singapore, on behalf of the Fund. The subadvisory fee paid by Janus Capital to Janus Singapore adjusts up or down based on the Fund’s performance relative to its benchmark index over the performance measurement period. Under the Sub-Advisory Agreement, Janus Capital pays Janus Singapore a fee equal to 1/3 of the investment advisory fee paid by the Fund to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital).

The following paragraph is added as the last paragraph to the “Examples: Janus Emerging Markets Fund” discussion found on page 46:

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Janus Singapore, on behalf of Janus Emerging Markets Fund, Janus Capital pays Janus Singapore a fee equal to 1/3 of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Janus Singapore will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on the Fund’s Class A Shares’ (waiving the upfront sales load) performance compared to the investment record of the MSCI Emerging Markets Indexsm.

The following information is added preceding “Subadviser, Perkins Investment Management LLC” on page 49:

SUBADVISERS
Janus Capital has entered into Sub-Advisory Agreements on behalf of Janus Emerging Markets Fund and Perkins Global Value Fund.

JANUS CAPITAL SINGAPORE PTE. LIMITED
Janus Capital has entered into a Sub-Advisory Agreement with Janus Capital Singapore Pte. Limited, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811, on behalf of Janus Emerging Markets Fund.

Janus Singapore has been in the investment advisory business since 2011. Janus Singapore also serves as subadviser to offshore investment funds. Janus Singapore is a wholly-owned subsidiary of Janus Capital.

Under the Sub-Advisory Agreement between Janus Capital and Janus Singapore, Janus Singapore is responsible for a portion of Janus Emerging Markets Fund’s investment operations. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust’s registration statement. Janus Singapore: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and considerations; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports. The Sub-Advisory Agreement provides that Janus Singapore shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreements and except to the extent otherwise provided by law.

Under the Sub-Advisory Agreement, Janus Capital pays Janus Singapore a fee equal to 1/3 of the advisory fee payable by Janus Emerging Markets Fund to Janus Capital (net of any performance fee adjustment, reimbursement of expenses incurred, or fees waived by Janus Capital).

The Sub-Advisory Agreement with Janus Singapore on behalf of Janus Emerging Markets Fund will continue in effect for an initial term through February 2014, and then from year to year thereafter if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by vote of a majority of the Independent Trustees of the Fund. The Sub-Advisory Agreement is subject to termination at any time by the Trustees or a majority of outstanding voting securities of the Fund, upon 60 days advance written notice, or by Janus Capital or Janus Singapore by giving 90 days’ advance written notice to the other party (Janus Singapore shall allow up to an additional 90 days at the request of Janus Capital or the Trust in order to find a replacement for Janus Singapore) or by Janus Capital or the Trust without advance notice if Janus Singapore is unable to discharge its duties and obligations. The Fund’s Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of the Fund’s respective Investment Advisory Agreement.

PERFORMANCE-BASED SUBADVISORY FEE
Janus Emerging Markets Fund has an investment advisory fee rate that adjusts up or down based upon the performance of the Fund’s Class A Shares (waiving the upfront sales load) relative to the cumulative performance of the MSCI Emerging Markets Indexsm, the Fund’s benchmark index, over the performance measurement period. Any performance adjustment commenced January 1, 2012. Until that time, only the fixed rate applied. In accordance with the Sub-Advisory Agreement, Janus Singapore receives a fee from Janus Capital equal to 1/3 of the advisory fee payable to Janus Capital from the Fund (net of any performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

The following replaces in its entirety the corresponding information under “Subadvisory Fees”:

Under each Sub-Advisory Agreement, each respective subadviser was compensated according to the following schedule for the fiscal year ended September 30, 2011.

Fund Name	Subadviser	Contractual Rate (%)
Global & International
Janus Emerging Markets Fund	Janus Singapore	0.33(1	)(2)
Value
Perkins Global Value Fund	Perkins	0.32(1)

(1)	Prior to any performance adjustment, if applicable.
(2)	Prior to any fee reimbursement, if applicable.

Janus Emerging Markets Fund pays no fees directly to Janus Singapore and Perkins Global Value Fund pays no fees directly to Perkins. Janus Capital pays these subadvisory fees out of each Fund’s respective advisory fees.

The following replaces in their entirety the sixth and ninth paragraph, respectively, under “Additional Information About Janus Capital and the Subadvisers”:

Janus Singapore, the subadviser for a portion of Janus Emerging Markets Fund, and Perkins, the subadviser for Perkins Global Value Fund, may buy and sell securities or engage in other investments on behalf of multiple clients, including the Funds. Janus Singapore and Perkins seek to allocate trades among their clients on an equitable basis, taking into consideration such factors as the size of the client’s portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The following replaces in its entirety the corresponding information found under Janus Ethics Rules in the “Additional Information About Janus Capital and the Subadvisers” section:

Janus Ethics Rules
Janus Capital, Janus Singapore, Perkins, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift and Entertainment Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, Janus Singapore, Perkins, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Code of Ethics (the “Code of Ethics”), all Janus Capital, Janus Singapore, Perkins, and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, Janus Singapore, Perkins, and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Singapore, Perkins, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, Janus Singapore, Perkins, and Janus Distributors personnel may be required to forfeit profits made from personal trading.

The following information is added preceding “Perkins Investment Management LLC, Proxy Voting Summary for Mutual Funds” on page 54:

JANUS CAPITAL SINGAPORE PTE. LIMITED
PROXY VOTING SUMMARY FOR MUTUAL FUNDS
Janus Singapore seeks to vote proxies in the best interest of shareholders and without regard to any other Janus Singapore relationship (business or otherwise). Janus Singapore will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by the Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Singapore has developed proxy voting guidelines (the “Guidelines”) that outline how Janus Singapore generally votes proxies on securities held by the portfolios Janus Singapore manages. The Guidelines, which include recommendations on most major corporate issues, have been developed by the Proxy Voting Committee. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Guidelines; however, a portfolio manager may choose to vote differently than the Guidelines. Additionally, Janus Singapore has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Singapore believes that application of the Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are predetermined. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer(s) (or Director of Research).

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Guidelines for use in voting proxies. Below is a summary of some of the Guidelines.

Board of Directors Issues
Janus Singapore: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Singapore will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Singapore reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Singapore: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Singapore will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Guidelines, Janus Singapore will generally vote pursuant to that Guideline. Janus Singapore will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Singapore will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Guidelines.

3.	In the Portfolio Transactions and Brokerage section, Janus Singapore is added to all references to Perkins in the discussion of the Fund’s subadvisers’ brokerage practices.

4.	The following information is added to page 64 under “Officers” in the Trustees and Officers section:

Hiroshi Yoh 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Co-Portfolio Manager Janus Emerging Markets Fund	8/12 - Present	Formerly, Chief Investment Officer and a portfolio manager with Tokio Marine Asset Management International Pte. Ltd., a Singapore-based asset management firm (1999-2011).

Please retain this Supplement with your records.